Cover	Sep. 27, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 27, 2024
Entity File Number	000-53612
Entity Registrant Name	MARVION INC.
Entity Central Index Key	0001439264
Entity Tax Identification Number	26-2723015
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	21st Floor
Entity Address, Address Line Two	Centennial Tower
Entity Address, City or Town	3 Temasek Avenue
Entity Address, Country	SG
Entity Address, Postal Zip Code	039190
City Area Code	65
Local Phone Number	6829 7029
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common
Trading Symbol	MVNC
Entity Emerging Growth Company	false